March 15, 2006
MELLON FUNDS TRUST
-Mellon Balanced Fund
-Mellon Bond Fund
-Mellon Intermediate Bond Fund
-Mellon National Intermediate Municipal Bond Fund
-Mellon National Short-Term Municipal Bond Fund
-Mellon Massachusetts Intermediate Municipal Bond Fund
-Mellon Pennsylvania Intermediate Municipal Bond Fund
-Mellon Money Market Fund
-Mellon National Municipal Money Market Fund
-Mellon Income Stock Fund

Supplement to Prospectus
dated December 30, 2005

     Effective on or about March 15, 2006, the following information supersedes and replaces any contrary information contained in the section of the Trust’s Prospectus entitled “Management”:

     Jeremy N. Baker, CFA, has been a primary portfolio manager of the Mellon National Short-Term Municipal Bond Fund and Mellon Pennsylvania Intermediate Municipal Bond Fund and a portfolio manager at Dreyfus since March 2006. Mr. Baker is also a vice president of Mellon Trust of New England, N.A., an affiliate of Dreyfus, which he joined in September 2002. Prior to joining Mellon Trust of New England, N.A., he was employed by T. Rowe Price from 1991-2002, most recently as a bond trader and assistant vice president of the firm’s fixed-income division.

     Lawrence R. Dunn, CFA, has been a portfolio manager of the Mellon Short-Term U.S. Government Securities Fund since its inception in October 2000 and a portfolio manager at Dreyfus since November 1995. Mr. Dunn is also an assistant vice president of Mellon Bank, N.A., which he joined in April 1990.

     John F. Flahive, CFA, has been a portfolio manager of the Mellon National Intermediate Municipal Bond Fund since its inception in October 2000, of the Mellon Massachusetts Intermediate Municipal Bond Fund since its inception in September 2002 and of the Mellon Bond Fund since August 2005. He also has been a portfolio manager of the Mellon Balanced Fund, Mellon Intermediate Bond Fund, Mellon Money Market Fund and Mellon National Municipal Money Market Fund since March 2006 and a portfolio manager at Dreyfus since November 1994. Mr. Flahive is also first vice president of Mellon Trust of New England, N.A., which he joined in October 1994.

     Mary Collette O’Brien, CFA, has been a portfolio manager of the Mellon Pennsylvania Intermediate Municipal Bond Fund since its inception in October 2000, a portfolio manager of the Mellon National Intermediate Municipal Bond Fund and Mellon Massachusetts Intermediate Municipal Bond Fund since March 2006 and a portfolio manager at Dreyfus since July 1996. She is also a vice president of Mellon Bank, N.A. and Mellon Trust of New England, N.A., which she joined in April 1995.

     The references concerning Lawrence R. Dunn with respect to Mellon Balanced Fund and Mellon Intermediate Bond Fund, to Mary Collette O’Brien with respect to Mellon National Short-Term Municipal Bond Fund and to John F. Flahive with respect to Mellon Pennsylvania Intermediate Municipal Bond Fund in the section entitled “Management” are deleted because they are no longer portfolio managers of their respective funds.

     Effective on or about June 8, 2006 (the “Effective Date”), the following information will supersede and replace the first paragraph contained in the section of the Prospectus entitled “Goal/Approach” with respect to Mellon Income Stock Fund:

     The fund seeks total return (consisting of capital appreciation and income). This objective may be changed without shareholder approval.To pursue its goal, the fund normally invests at least 80% of its assets in stocks.The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The fund’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 1000 Value Index. The fund’s stock investments may include common stocks, preferred stocks, convertible securities and American Depositary Receipts (ADRs), including those purchased in initial public offerings. The fund also may invest in fixed-income securities and money market instruments.

     Effective on the Effective Date, the following information will supplement the information contained in the section of the Prospectus entitled “Goal/Approach” with respect to Mellon Income Stock Fund:

     The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns or income, or as part of a hedging strategy.

     Effective on the Effective Date, the following information will supplement the information contained in the section of the Prospectus entitled “Goal/Approach — Concepts to understand” with respect to Mellon Income Stock Fund:

     Convertible securities: securities that have characteristics similar to both fixed-income and equity securities.The fund considers convertible securities in which it invests to be equity securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock.

(Continued on Reverse Side)

     Preferred stock: a class of capital stock that typically pays dividends at a specified rate.

     Options contracts: contracts that grant one party a right, for a price, either to buy or sell a security at a fixed price during a specified period or on a specified day. An option written by the fund is covered when the fund owns the underlying security or it segregates liquid assets to cover its obligation.

     Effective on the Effective Date, the following information will supplement the information contained in the section of the Prospectus entitled “Main Risks” with respect to Mellon Income Stock Fund:

• Preferred stock risk. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

• Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

• Derivatives risk. The fund may use derivative instruments, including, but not limited to, options, futures and options on futures (including those relating to securities and indexes). A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

Additionally, some derivatives the fund may use involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index).This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, or other economic variable. The fund may be required to segregate permissible liquid assets to cover its obligations relating to its purchase of derivative instruments.

     Effective on the Effective Date, the following information will supplement the information contained in the section of the Prospectus entitled “Main Risks — Other potential risks” with respect to Mellon Income Stock Fund:

     Any investment in fixed-income securities will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund’s share price. The longer the effective maturity and duration of these investments, the more likely the fund’s share price will react to interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund’s fixed-income investments will have its credit rating downgraded.

March 15, 2006
Mellon Funds Trust
-Mellon Mid Cap Stock Fund
-Mellon National Intermediate Municipal Bond Fund
-Mellon Massachusetts Intermediate Municipal Bond Fund
(Dreyfus Premier Shares)

Supplement to Prospectus
dated December 30, 2005

     Effective on or about June 1, 2006 (the “Effective Date”), the funds will no longer offer Dreyfus Premier shares, except in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

     Existing holders of a fund’s Dreyfus Premier shares as of the Effective Date may continue to hold their Dreyfus Premier shares, reinvest dividends into Dreyfus Premier shares of the fund and exchange their Dreyfus Premier shares for Dreyfus Premier shares of another fund or Class B shares of Dreyfus Premier funds and Dreyfus Founders funds (as permitted by current exchange privilege rules). In addition, Dreyfus Premier shares may be exchanged as of the Effective Date for Class B shares of General Money Market Fund, Inc. (“GMMF”). As of the Effective Date, no new or subsequent investments, including through automatic investment plans, will be allowed in Dreyfus Premier shares of any fund, except through a dividend reinvestment or permitted exchange. As of the Effective Date, existing holders of a fund’s Dreyfus Premier shares will be permitted to purchase Investor shares of that fund. For Dreyfus Premier shares outstanding on the Effective Date and Dreyfus Premier shares acquired upon reinvestment of dividends, all Dreyfus Premier share attributes, including associated contingent deferred sales charge (“CDSC”) schedules, conversion features and distribution plan and shareholder services plan fees, will continue in effect. However, as of the Effective Date, the Reinvestment Privilege with respect to Dreyfus Premier shares (which permits you to reinvest within 45 days of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued.

     In addition, as of the Effective Date, exchanges of Dreyfus Premier shares of a fund for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (“DWDMMF”) will no longer be permitted. Shares held in DWDMMF through a previous exchange of Dreyfus Premier shares, however, may be exchanged for Dreyfus Premier shares of a fund or Class B shares of a Dreyfus Premier fund, a Dreyfus Founders fund or GMMF.

     Effective on or about March 15, 2006, the following information supersedes and replaces any contrary information contained in the section of the Trust’s Prospectus entitled “Management”:

     Mary Collette O’Brien, CFA, has been a portfolio manager of the Mellon National Intermediate Municipal Bond Fund and Mellon Massachusetts Intermediate Municipal Bond Fund since March 2006 and a portfolio manager at Dreyfus since July 1996. She is also a vice president of Mellon Bank, N.A. and Mellon Trust of New England, N.A., which she joined in April 1995.

March 15, 2006

Mellon Funds Trust
-Mellon Income Stock Fund
-Mellon Mid Cap Stock Fund
-Mellon National Intermediate Municipal Bond Fund
-Mellon Massachusetts Intermediate Municipal Bond Fund

Supplement to Statement of Additional Information
dated December 30, 2005

     Effective on or about June 8, 2006, Mellon Income Stock Fund’s 5% investment limitation associated with the amount of assets that the Fund may use in connection with purchasing exchange-traded options and the 15% investment limitation associated with the amount of assets that the Fund may use in connection with purchasing and selling over-the-counter options, as described in the section of the Statement of Additional Information entitled “The Funds’ Investments, Related Risks and Limitations--Futures, Options, and Other Derivative Instruments--Options,” will be eliminated.

     Effective on or about June 1, 2006 (the "Effective Date"), Mellon Mid Cap Stock Fund, Mellon National Intermediate Municipal Bond Fund and Mellon Massachusetts Intermediate Municipal Bond Fund (each, a “Fund” ) will offer Dreyfus Premier shares only in connection with dividend reinvestment and permitted exchanges of Dreyfus Premier shares.

     As of the Effective Date, no new or subsequent investments, including through automatic investment plans, will be allowed in Dreyfus Premier shares of any Fund, except through a dividend reinvestment or permitted exchange. Existing holders of a Fund's Dreyfus Premier shares as of the Effective Date may continue to hold their Dreyfus Premier shares, reinvest dividends into Dreyfus Premier shares and exchange their Dreyfus Premier shares for Dreyfus Premier shares of another Fund or Class B shares of certain funds advised by The Dreyfus Corporation ("Dreyfus") or Founders Asset Management, LLC ("Founders"), as permitted by current exchange and dividend reinvestment rules. If you hold Dreyfus Premier shares and make a subsequent investment in Fund shares, such subsequent investment will be made in Investor shares. For Dreyfus Premier shares outstanding on the Effective Date and Dreyfus Premier shares acquired upon reinvestment of dividends, all Dreyfus Premier share attributes, including associated contingent deferred sales charge ("CDSC") schedules, conversion to Investor shares features and Distribution Plan and Shareholder Services Plan fees, will continue in effect. However, as of the Effective Date, the Reinvestment Privilege with respect to Dreyfus Premier shares (which permits you to reinvest within 45 days of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued.

     As of the Effective Date, you also may exchange your Dreyfus Premier shares for Class B shares of General Money Market Fund, Inc. (the "General Fund"), a money market fund advised by Dreyfus, and such shares will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into Dreyfus Premier shares of a Fund or Class B shares of Dreyfus Premier funds or certain Dreyfus Founders funds. No CDSC is charged when an investor exchanges into or out of an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable fund account. Upon redemption, the applicable CDSC will be calculated taking into account the time such shares were held in the General Fund Exchange Account. In addition, the time Dreyfus Premier shares are held in the General Fund Exchange Account will be taken into account for purposes of calculating when such shares convert to Investor shares. If your Dreyfus Premier shares are held in the General Fund Exchange Account at the time such shares are scheduled to convert to Investor shares, you will receive Class A shares of the General Fund. Prior to the Effective Date, shareholders may exchange their Dreyfus Premier shares for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (the "Worldwide Dollar Fund"), and such shares will be held in an Exchange Account. Shareholders who hold shares of the Worldwide Dollar Fund in an Exchange Account on the Effective Date may continue to hold those shares and upon redemption from the Exchange Account or other applicable fund account, the applicable CDSC will be calculated as currently described in this Statement of Additional Information. As of the Effective Date, exchanges of Dreyfus Premier shares of a Fund for shares of the Worldwide Dollar Fund will no longer be permitted. Shares held in the Worldwide Dollar Fund through a previous exchange of Dreyfus Premier shares, however, may be exchanged for Dreyfus Premier shares of a Fund or Class B shares of a Dreyfus Premier fund, a Dreyfus Founders fund or the General Fund.

As of the Effective Date, Investor shares of a Fund will be offered to holders of Dreyfus Premier shares of that Fund.